Disclosure of New Standards in the Period Prior to their Adoption (Details) - New IFRS [Member] $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Statement Line Items [Line Items]
initial adoption of the New Standard, date	Jan. 01, 2019
Initial adoption of the New Standard, description	As a result of the initial adoption of the New Standard, the Company estimates that in the year ended on December 31, 2019, there will be a decrease of rental expenses of $42 thousand, an increase in depreciation and amortization of $41 thousand and an increase in financing expenses of $4 thousand. Overall, the adoption of the New standard is expected to result in an increase in the Company’s operating income of $1 thousand and in a decrease in the Company’s income before taxes on income of $3 thousand. Also, as a result of IFRS 16 adoption, an increase in cash flow from operating activities of $1 thousand and a decrease in Cash flows from financing activities in the amount of $4 thousand is expected.
Increase in assets and liabilities	$ 143